Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (8,409)	$ (2,934)	$ (15,619)	$ (9,618)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	214	158	710	548
Stock-based compensation	1,336	19	369	110
Amortization of premiums and gain on investments, net	115	52	282	(223)
Amortization of operating lease right-of-use assets	413	447	1,636	0
Loss on disposal of property and equipment			13	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(391)	(75)	(624)	(519)
Accounts payable	724	(41)	123	66
Accrued expenses and other liabilities	(9)	189	695	(26)
Operating lease liability	(246)	(436)	(1,581)	0
Net cash used in operating activities	(6,253)	(2,621)	(13,996)	(9,662)
Cash flows from investing activities
Purchases of securities			(68,359)	(25,374)
Proceeds from sale and maturities of securities	24,000	8,001	44,001	30,350
Purchases of property and equipment	(482)	(115)	(921)	(926)
Net cash (used in) provided by investing activities	23,518	7,886	(25,279)	4,050
Cash flows from financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs			75,857	0
Proceeds from exercise of stock options			42	36
Payments of deferred offering costs	(2,069)	0
Net cash provided by financing activities	(2,069)	0	75,899	36
Net increase (decrease) in cash, cash equivalents and restricted cash	15,196	5,265	36,624	(5,576)
Cash, cash equivalents and restricted cash at beginning of period	37,219	595	595	6,171
Cash, cash equivalents and restricted cash at end of period	52,415	5,860	37,219	595
Supplemental disclosure of other cash flow information:
Deferred offering costs in accounts payable and accrued expenses and other liabilities	1,133	0	212	0
Supplementary cash flow information on non-cash investing activities
Acquisitions of property and equipment included in accounts payable	142	14	$ 67	$ 13
Modification to reduce right-of-use assets and lease liability	$ 3,254	$ 0